Other assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Other assets
Amount receivable related to CRA audits	$ 10.5	$ 4.9
Energy well equipment, net	5.2	5.0
Right-of-use assets, net	1.8	2.0
Debt issue costs	1.1	1.3
Furniture and fixtures, net	0.3	0.4
Other assets	$ 18.9	$ 13.6